INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Income tax benefit at U.S. federal income tax rate			$ (1,503,000)	$ (1,330,000)
State tax, net of federal tax effect			(398,000)	(352,000)
Non-deductible share-based compensation			91,000	$ (33,000)
Other non-deductible			17,000
Change in valuation allowance			$ 1,793,000	$ 1,715,000
Total
Income tax benefit at U.S. federal income tax rate			(34.00%)	(34.00%)
State tax, net of federal tax effect			(9.00%)	(9.00%)
Non-deductible share-based compensation			2.00%	(1.00%)
Other non-deductible
Change in valuation allowance			41.00%	44.00%
Total